TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

20 TRADE AND OTHER RECEIVABLES

        Trade and other receivables consisted of the following items as of December 31:

	2017	2016
Trade receivables, grossw	788	769
Allowance for doubtful debt	(169)	(160)

Trade receivables, net	619	609
Other receivables	126	76

Total trade and other receivables	745	685

        As of December 31, 2017, trade receivables with a value of US$169 (2016: US$160) were impaired. See below the movements in the allowance for doubtful debt:

	2017	2016
Balance as of January 1	160	182
Acquisition of a subsidiary	—	9
Divestment of a subsidiary	—	(57)
Classified as held for sale	(1)	—
Allowance for doubtful debts	36	73
Recoveries	(9)	(5)
Accounts receivable written off	(13)	(44)
Foreign currency translation adjustment	(4)	2

Balance as of December 31	169	160

        The aging of trade receivables as of December 31 is shown below:

	2017	2016
Neither past due nor impaired	427	371
Past due but not impaired
Past due and impaired
Less than 30 days past due	101	86
Between 30 and 120 days past due	53	81
Greater than 120 days past due	38	71

Total trade receivables	619	609

ACCOUNTING POLICIES

        Trade and other receivables are measured at amortized cost and include invoiced amounts less appropriate allowances for estimated uncollectible amounts.

        Estimated uncollectible amounts are calculated based on the ageing of the receivable balances, payment history and other evidence of collectability. Receivable balances are written off when management deems them not to be collectible.